Income Tax Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Expense [Abstract]
Income tax rate	20.00%	20.00%
Unrecognized provisions	$ 2,217,000	$ 1,567,000